CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
REVENUES
Time charter revenues	$ 11,065	$ 0	$ 22,577	$ 0
Construction contract revenues	0	8,084	0	38,839
Other revenue	0	241	0	474
Total revenues	11,065	8,325	22,577	39,313
OPERATING EXPENSES
Vessel operating expenses	(1,599)	(759)	(3,859)	(759)
Construction contract expenses	0	(6,668)	0	(33,482)
Administrative expenses	(2,215)	(2,806)	(4,314)	(6,986)
Depreciation and amortization	(8)	(972)	(16)	(980)
Total operating expenses	(3,822)	(11,205)	(8,189)	(42,207)
Equity in earnings (losses) of joint ventures	11,481	(2,125)	9,359	(3,796)
Operating income (loss)	18,724	(5,005)	23,747	(6,690)
FINANCIAL INCOME (EXPENSE), NET
Interest income	2,425	435	4,852	901
Interest expense	(3,710)	(2,256)	(7,510)	(2,354)
Gain (loss) on derivative instruments	(8)	0	113	0
Other items, net	(934)	(631)	(2,034)	(1,102)
Total financial income (expense), net	(2,227)	(2,452)	(4,579)	(2,555)
Income (loss) before tax	16,497	(7,457)	19,168	(9,245)
Income tax expense	(59)	(200)	(152)	(233)
Net income (loss)	$ 16,438	$ (7,657)	19,016	$ (9,478)
Common units public [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 7,979
Earnings per unit
Earnings Per Share (basic and diluted)	$ 0.62	$ 0	$ 0.72	$ 0
Common units Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 1,529
Earnings per unit
Earnings Per Share (basic and diluted)	0.62	0	$ 0.72	0
Subordinated units [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 9,508
Earnings per unit
Earnings Per Share (basic and diluted)	$ 0.62	$ 0	$ 0.72	$ 0